Offerings	Feb. 18, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Debt Securities
Fee Rate	0.01381%
Offering Note	a) Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. b) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all of the registration fee in connection with the securities offered hereby and will pay "pay-as-you-go registration fees." c) An indeterminate aggregate offering price or number of securities of each identified class is being registered as may from time to time be offered at indeterminate prices, including an indeterminate amount of common stock, preferred stock or debt securities issuable upon conversion of, or in exchange for, other preferred stock or debt securities registered hereunder. Separate consideration may or may not be received for securities that are issuable upon conversion of, or in exchange for, other securities or that are issued in units.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Subordinated Debt Securities
Fee Rate	0.01381%
Offering Note	See Note 1
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.125 per share
Fee Rate	0.01381%
Offering Note	See Note 1
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.01 per share
Fee Rate	0.01381%
Offering Note	See Note 1